Related Party Transactions: Schedule of Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of Related Party Transactions

Related party transactions consists of the following:

	March 31, 2014	December 31, 2013
Loans to the Company	$1,668,005	$1,785,505
Accrued interest	150,655	136,731
Total related party loans	1,818,660	1,922,236

Accrued compensation	––	151,755
Reimbursable expenses	69,670	45,405
Total related party payable	69,670	197,160
Total related party transactions	$1,888,330	$2,119,396